Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2020	December 31, 2021

	RMB in thousands

Financial products	2,866,643	13,583,580
Investments in publicly traded companies	434,609	1,426,946
Money market funds	55,937	50,196

Total	3,357,189	15,060,722

For the years ended December 31, 2019, 2020 and 2021, the Group recorded investment loss of RMB3.1 million, investment income of RMB74.0 million and investment income of RMB138.3 million related to short-term investments on the consolidated statements of operations and comprehensive loss, respectively.